Portfolio of Investments June 30, 2025
NHYM
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.0%
MUNICIPAL BONDS - 98.0%
ALABAMA - 2.3%
$ 1,000,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024B, (AMT)
4.750% 12/01/54 $ 922,119
1,000,000 Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025B, (Mandatory Put
1/01/33)
5.250 03/01/55 1,045,342
TOTAL ALABAMA 1,967,461
ARKANSAS - 1.2%
500,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2023, (AMT)
5.700 05/01/53 507,027
500,000 (a) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4.500 09/01/49 481,549
TOTAL ARKANSAS 988,576
CALIFORNIA - 7.6%
500,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023C, (Mandatory Put
10/01/31)
5.250 01/01/54 524,201
750,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025A, (Mandatory Put
5/01/35)
5.000 01/01/56 774,659
500,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Senior Series
2021A-1
4.000 02/01/56 395,123
250,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5.000 02/01/50 175,103
300,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments, Series
2021A-1
3.000 02/01/57 196,097
500,000 (a) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Green
Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)
9.500 01/01/65 474,101
160,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
4.000 07/01/47 134,504
780,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area 1, Series 2025
5.125 09/01/50 761,235
1,000,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.250 12/01/56 959,854
125,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Series 2021A-2
4.000 04/01/56 90,224
500,000 (a) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Latitude 33, Senior Series 2021A-1
3.000 12/01/56 315,100
105,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4.000 10/01/56 77,145
205,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Renaissance at City Center, Series
2020A
5.000 07/01/51 185,708
200,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Waterscape Apartments, Senior Lien
Series 2021A
3.000 09/01/56 130,643
2,000,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0.000 06/01/66 212,084

Portfolio of Investments June 30, 2025
(continued)
NHYM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 500,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Green
Series 2025A, (AMT)
5.000% 05/15/55 $ 500,737
500,000 Mountain House Community Facilities District, California Special
Tax Bonds, Improvement Area 1 Series 2024-1
5.000 09/01/40 504,188
TOTAL CALIFORNIA 6,410,706
COLORADO - 12.8%
500,000 (a) Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2024
5.750 12/01/54 490,668
500,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A
5.000 12/01/50 467,197
700,000 CCP Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2024
5.000 12/01/53 658,400
250,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds,Science Technology Engineering and
Math School Project, Refunding Series 2014
5.125 11/01/49 234,180
750,000 (a) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6.875 02/01/59 764,410
400,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5.125 12/01/55 391,228
750,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2025A
6.000 12/01/55 792,464
250,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
5.250 12/01/47 224,563
500,000 Haymeadow Metropolitan District 1, Eagle County, Colorado,
General Obligation Bonds, Subordinate Limited Tax Series 2025A
6.125 12/01/54 503,631
250,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Series 2020-A2
4.125 12/01/40 221,939
500,000 Lakota Pointe Metropolitan District 1, Winter Park, Colorado,
Limited Tax General Obligation Bonds, Series 2025A
6.000 12/01/55 499,955
500,000 Larkridge Metropolitan District No. 2, In the City of Thornton,
Adams County, Colorado, General Obligation, Limited Tax
Convertible to Unlimited Tax, Improvement Bonds, Refunding
Series 2019
5.250 12/01/48 466,759
489,000 Mountain Shadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
5.000 12/01/46 460,387
500,000 Pinery Commercial Metropolitan District 2, Douglas County,
Colorado, Special Revenue Bonds, Series 2025
5.750 12/01/54 483,885
500,000 Pinon Pines Metropolitan District No. 3, El Paso County, Colorado,
General Obligation Limited Tax Convertible Capital Appreciation
Bonds, Series 2025
5.875 12/01/54 425,982
1,000,000 Prairie Farm Metropolitan District, In the City of Commerce City,
Adams County, Colorado, Limited Tax Convertible to Unlimited
Tax, General Obligation Bonds, Series 2018A
5.250 12/01/48 981,351
750,000 (a) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6.125 12/01/54 711,978
500,000 Red Barn Metropolitan District, Mead, Colorado, Weld County,
Colorado, General Obligation Bond, Limited Tax Convertible to
Unlimited Tax, Refunding and Improvement, Series 2025A
5.500 12/01/55 485,592
900,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0.000 12/01/32 534,310
500,000 Reserve Metropolitan District 2, Mount Crested Butte, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2016A
5.000 12/01/45 462,566
600,000 West Valley Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Windsor Series 2024A
5.250 12/01/54 561,363
TOTAL COLORADO 10,822,808
CONNECTICUT - 0.6%
500,000 Stamford Housing Authority, Connecticut, Revenue Bonds,
Mozaic Concierge Living Project, Series 2025A
6.500 10/01/55 501,306
TOTAL CONNECTICUT 501,306

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA - 15.7%
$ 180,000 Astonia Community Development District, Polk County, Florida,
Special Assessment Revenue Bonds, Area 3 Project, Series 2023
5.125% 06/15/43 $ 177,652
1,000,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022
5.000 05/01/53 935,287
125,000 Bridgewater Community Development District, Florida, Special
Assessment Bonds, Assessment Area 2 Project, Refunding Series
2015
4.650 05/01/35 123,906
370,000 (a) Cedar Crossing Community Development District, Polk County,
Florida, Special Assessment Bond, 2025 Project, Series 2025
5.300 05/01/45 351,309
500,000 (a) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2021A, (AMT)
4.000 10/01/51 391,080
250,000 (a) Connerton East Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Assessment Area 2
Project, Series 2025
5.450 06/15/45 239,552
530,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 2 Project, Series
2016A-3
5.250 11/01/30 535,447
140,000 (a) Davenport Road South Community Development District,
Florida, Special Assessment Bonds, Series 2018
5.000 11/01/38 140,817
410,000 (a) Del Webb Sunchase Community Development District, Manatee
County, Florida, Special Assessment Bonds, Series 2025
5.450 05/01/45 403,196
250,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/41 227,869
500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.500 07/01/53 462,721
250,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024A, (AMT), (Mandatory Put
7/15/28)
10.000 07/15/59 238,066
500,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025A, (AMT), (Mandatory Put 8/13/25)
8.250 07/01/57 513,913
500,000 (a) Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Assessment
Area Two Phase 1 Project, Series 2025A-1
5.000 05/01/45 479,984
250,000 (a) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Lorraine Lakes Project, Series 2020
3.875 05/01/51 197,109
385,000 (a) Lowery Hills Community Development District, Lake Alfred,
Florida, Special Assessments Revenue Bonds, Assessment Area
1, Series 2025
5.625 05/01/45 369,696
250,000 (a) Magnolia Island Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
1, series 2025
5.750 05/01/55 238,404
295,000 Mangrove Point and Mangrove Manor, Community Development
District, Hillsborough County, Florida, Capital Improvement
Revenue Bonds, Series 2022
4.375 05/01/52 246,504
500,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2017B, (AMT)
5.000 10/01/40 500,439
505,000 (a) Miromar Lakes Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding Series
2025
5.000 05/01/35 532,312
750,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Inc. Series 2025A
4.500 10/01/56 678,898
485,000 (a) Pacific Ace Community Development District, Lake County,
Florida, Special Assessment Revenue Bonds, Area 2 Series 2024
5.200 05/01/44 466,544
400,000 Palermo Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2, Series 2025
5.500 06/15/55 397,678
205,000 Palm Gate Community Development District, Florida, Special
Assessment Bond, 2025 Project, Series 2025
5.300 06/15/45 194,217

Portfolio of Investments June 30, 2025
(continued)
NHYM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 250,000 (a) Palm Gate Community Development District, Florida, Special
Assessment Bond, 2025 Project, Series 2025
5.550% 06/15/55 $ 235,102
645,000 (a) Ranches at Lake McLeod Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 2 Series 2025
5.450 06/15/45 626,947
750,000 (a) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4.125 05/01/41 663,843
500,000 (a) Southeast Overtown /Park West Community Redevelopement
Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1
5.000 03/01/30 500,683
380,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-3
5.875 11/01/29 383,852
180,000 (a) Twisted Oaks Pointe Community Development District, Florida,
Special Assessment Revenue Bonds Assessment Area One
Project Series 2023
5.625 05/01/53 177,516
500,000 Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2024
5.000 05/01/55 479,038
100,000 (a) Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022
6.250 05/01/53 102,386
190,000 (a) Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2024 Project, Series 2024
5.875 05/01/54 189,405
250,000 (a) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
5.550 05/01/55 238,155
180,000 Verandah West Community Development District, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2013
5.000 05/01/33 180,092
275,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021
3.375 05/01/41 214,036
300,000 (a) Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
2, Series 2025
5.500 05/01/55 277,371
TOTAL FLORIDA 13,311,026
GEORGIA - 2.3%
500,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2025A
4.500 12/01/45 486,530
500,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 498,617
1,000,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2019A
5.000 01/01/49 989,908
TOTAL GEORGIA 1,975,055
HAWAII - 0.6%
500,000 Hawaii State, Airport System Revenue Bonds, Series 2025A,
(AMT)
5.250 07/01/51 510,603
TOTAL HAWAII 510,603
ILLINOIS - 0.6%
250,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A
5.000 12/01/42 234,771
250,000 (a) Lincolnwood, Cook County, Illinois, Tax Increment Revenue
Bonds, District 1860 Development Project, Series 2025B
5 .750 12/01/43 249,024
TOTAL ILLINOIS 483,795
INDIANA - 0.1%
100,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.000 03/01/53 103,514
TOTAL INDIANA 103,514
IOWA - 0.3%
250,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2025A
4.550 07/01/45 242,069
TOTAL IOWA 242,069

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY - 2.1%
$ 500,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000% 01/01/45 $ 499,423
750,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A
5.000 05/15/52 716,708
500,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2025A, (Mandatory Put 12/01/29)
5.250 06/01/55 528,775
TOTAL KENTUCKY 1,744,906
LOUISIANA - 2.8%
235,000 (a) Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022
4.250 06/01/51 188,712
400,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Series 2025A
4.600 12/01/50 379,484
200,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Terrebonne Parish GOMESA Project, Series 2018
5.500 11/01/39 204,657
100,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3.500 11/01/32 96,316
250,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5.000 05/15/47 249,846
500,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.750 09/01/64 515,025
750,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.000 09/01/66 706,442
TOTAL LOUISIANA 2,340,482
MAINE - 0.2%
200,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5.000 07/01/46 179,118
TOTAL MAINE 179,118
MARYLAND - 0.4%
250,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/46 234,829
120,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Metro Centre Owings Mills Project, Series
2017
4.375 07/01/36 113,717
TOTAL MARYLAND 348,546
MASSACHUSETTS - 1.3%
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5.250 07/01/52 489,161
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2016A
5.000 01/01/47 485,421
100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2017
5.000 07/01/47 94,427
TOTAL MASSACHUSETTS 1,069,009
MICHIGAN - 0.4%
100,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5.000 06/01/40 101,273
250,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds, I-75
Improvement Project, Series 2018, (AMT)
5.000 12/31/32 255,957
TOTAL MICHIGAN 357,230
MINNESOTA - 0.6%
500,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2024A
5.250 01/01/54 506,233
TOTAL MINNESOTA 506,233

Portfolio of Investments June 30, 2025
(continued)
NHYM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 0.9%
$ 500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A
4.250% 04/01/55 $ 443,643
300,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated Group,
Series 2018A
5.000 09/01/38 300,998
TOTAL MISSOURI 744,641
MONTANA - 0.6%
500,000 Montana Facility Finance Authority, Montana, Health Facilities
Reveue Bonds, Bozeman Deaconess Health Services Obligated
Group, Series 2018
5.000 06/01/48 496,599
TOTAL MONTANA 496,599
NEVADA - 0.8%
235,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-21 Black Mountain Ranch, Series 2022
3.500 09/01/45 173,545
500,000 (a) Reno, Nevada, Special Assessment Bonds, 2024 Quilici Ranch
Local Improvement District 1, Series 2025
5.250 06/01/54 464,398
TOTAL NEVADA 637,943
NEW HAMPSHIRE - 0.5%
499,000 National Finance Authority, New Hampshire, Municipal
Certificates Series 2025-1 Class A-2
4.087 01/20/41 449,417
TOTAL NEW HAMPSHIRE 449,417
NEW JERSEY - 1.6%
375,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Paterson Charter School for Science and
Technology, Inc. Project, Series 2025
5.000 07/01/44 365,578
1,000,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.250 06/01/46 1,006,932
TOTAL NEW JERSEY 1,372,510
NEW YORK - 7.8%
500,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5.000 07/15/50 478,747
500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Refunding Series 2025A
5.25 0 11/15/45 516,767
500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5.250 11/01/48 522,576
1,500,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5.000 11/15/44 1,468,577
225,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
2.500 10/31/31 194,420
750,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/41 750,026
1,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/46 969,460
1,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.250 01/01/50 986,618
250,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5.500 12/31/60 250,180
500,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016
5.000 11/01/46 449,016
TOTAL NEW YORK 6,586,387

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA - 1.7%
$ 1,000,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5.000% 06/30/54 $ 960,222
500,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, Twin Lakes Community, Series
2025A
5.250 01/01/55 487,937
TOTAL NORTH CAROLINA 1,448,159
OHIO - 5.2%
1,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5.000 06/01/55 853,743
530,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Series 2016
4.000 11/15/40 459,427
250,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5.000 12/01/47 245,584
500,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5.250 02/15/47 481,981
325,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5.500 08/01/51 321,071
400,000 Miami County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding
Improvement Series 2019
5.000 08/01/49 391,965
275,000 Norwood, Ohio, Special Obligation Revenue Bonds, Rookwood
Exchange Project, Refunding Series 2025
5.000 12/01/41 268,626
500,000 (a) Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)
5.000 07/01/49 443,554
500,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
4.500 01/15/48 451,977
500,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B
5.000 12/01/63 482,605
TOTAL OHIO 4,400,533
OKLAHOMA - 1.9%
240,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.250 08/15/48 232,149
250,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5.500 01/01/54 265,397
1,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6.250 12/01/35 1,105,528
TOTAL OKLAHOMA 1,603,074
PENNSYLVANIA - 2.6%
250,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2024
5.000 05/01/42 245,729
250,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5.000 06/30/39 231,006
250,000 Lehigh County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Lehigh Valley Health Network, Series 2019A
5.000 07/01/44 245,785
500,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2025A
5.000 11/15/49 480,680
550,000 (a),(b) Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Core Natural Resources Inc.,
Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5.450 01/01/51 561,820
500,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5.000 07/01/49 438,900
TOTAL PENNSYLVANIA 2,203,920

Portfolio of Investments June 30, 2025
(continued)
NHYM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO - 2.1%
$ 449,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000% 07/01/46 $ 143,049
750,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 706,195
750,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.784 07/01/58 684,531
386,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 267,324
TOTAL PUERTO RICO 1,801,099
SOUTH CAROLINA - 1.2%
500,000 South Carolina Public Service Authority Santee Cooper Revenue
Obligations, Refunding Series 2016B
5.000 12/01/41 500,181
250,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Improvement Series 2025A
5.000 12/01/55 249,595
305,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2015E
5.250 12/01/55 305,246
TOTAL SOUTH CAROLINA 1,055,022
TENNESSEE - 0.3%
300,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5.000 07/01/49 294,896
TOTAL TENNESSEE 294,896
TEXAS - 10.0%
500,000 (a) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Duck Point Public Improvement District, Series 2025
5.625 12/31/55 465,980
105,000 (a) Austin, Travis, Williamson and Hays Counties, Texas, Special
Assessment Revenue Bonds, Whisper Valley Public Improvement
District Improvement Area 2, Series 2022
5.500 11/01/51 103,364
250,000 (a) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
4.250 09/01/41 214,612
250,000 (a) City of Midlothian, Texas, Westside Preserve Public Improvement
District Improvement Area #1 Project Special Assessment
Revenue Bonds Series 2022
5.375 09/15/52 234,675
200,000 Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 2 Project, Series 2025
5.250 09/15/45 189,733
500,000 (a) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement Area
1 Project, Series 2025
5.375 12/31/45 504,388
100,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT
4.750 05/01/38 98,611
1,000,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5.250 07/15/34 1,031,186
250,000 (a) Hutto , Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 2 Project
Series 2025
5.125 09/01/45 234,110
400,000 (a) Hutto , Williams County Texas, Special Assessment Revenue
Bonds, Prairie Winds, Public Improvement Area 1, Series 2025
5.125 09/01/45 377,299
250,000 (a) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 3B Project, Series 2025
5.125 09/01/46 235,137
250,000 (a) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 5 Project, Series 2025
5.375 09/01/50 234,634
250,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2025
5.000 05/15/55 248,062
250,000 (a) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
5.000 08/15/49 221,605
500,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025A
6.250 10/01/45 485,872

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 500,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Westminster Project,
Series 2025
5.000% 11/01/55 $ 465,348
250,000 North East Regional Mobility Authority, Texas, Revenue Bonds,
Senior Lien Series 2016A
5.000 01/01/46 244,927
275,000 (a) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4.100 01/01/28 243,502
500,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2024A, (AMT)
5.000 01/01/39 478,533
500,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2024A, (AMT)
5.125 01/01/44 467,352
250,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Eastridge
Public Improvement District Improvement Area 4 Project, Series
2025
5.375 09/01/45 240,969
300,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Westridge
Public Improvement District Improvement Area 1 Project, Series
2025
5.375 09/01/45 289,163
275,000 (a) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 2 Project Series 2025
5.350 09/01/45 263,292
135,000 (a) Sachse , Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Areas 2-3 Project, Series
2022
7.000 09/15/52 144,692
500,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5.000 06/30/58 478,221
300,000 (a) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Patriot Estates Public Improvement District, Series 2021
4.000 09/15/51 238,909
TOTAL TEXAS 8,434,176
UTAH - 2.3%
500,000 (a) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment Area
1, Series 2024
5.625 12/01/53 495,308
500,000 (a) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
6.000 03/01/53 479,001
500,000 (a) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-1
5.125 06/15/54 467,592
500,000 (a) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series 2025
5.625 12/01/54 500,012
TOTAL UTAH 1,941,913
VIRGINIA - 1.9%
100,000 (a) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015
5.150 03/01/35 100,103
100,000 Norfolk Redevelopment and Housing Authority, Virginia, Revenue
Bonds, Fort Norfolk Retirement Community, Inc. - Harbor's Edge
Project, Refunding Series 2014
5.375 01/01/46 94,654
500,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2025A
4.600 09/01/50 474,808
1,000,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017,
(AMT)
5.000 12/31/52 945,290
TOTAL VIRGINIA 1,614,855
WASHINGTON - 0.6%
500,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5.000 07/01/48 484,634
TOTAL WASHINGTON 484,634

Portfolio of Investments June 30, 2025
(continued)
NHYM

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA - 1.0%
$ 595,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5.000% 01/01/43 $ 576,703
250,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System Obligated Group, Improvement
Series 2017A
5.000 06/01/47 245,569
TOTAL WEST VIRGINIA 822,272
WISCONSIN - 3.1%
100,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5.250 05/01/46 89,039
500,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5.000 02/01/62 469,712
250,000 (a) Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Subordinate
Lien Series 2022B
5.750 02/01/52 252,888
250,000 (a) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6.500 12/01/37 237,500
250,000 (a) Public Finance Authority of Wisconsin, Retirement Facility
Revenue Bonds, Penick Village, Series 2019
5.000 09/01/54 218,183
500,000 (a) Public Finance Authority of Wisconsin, Revenue Anticipation
Bonds, Texas Infrastructure Authority Program, Astro Texas Land
Projects, Refunding & Improvement Series 2025
5.000 12/15/36 493,226
370,000 Public Finance Authority of Wisconsin, Student Housing Revenue
Bonds, Campus Real Estate Holding Corporation, LLC Project,
Series 2025A
5.250 06/01/45 362,890
500,000 Public Finance Authority of Wisconsin, Student Housing Revenue
Bonds, KSU Bixby Real Estate Foundation, LLC Project, Senior
Series 2025A
5.250 06/15/55 498,476
TOTAL WISCONSIN 2,621,914
TOTAL MUNICIPAL BONDS
(cost $85,339,443) 82,876,407
TOTAL LONG-TERM INVESTMENTS
(cost $85,339,443) 82,876,407
OTHER ASSETS & LIABILITIES, NET - 2.0% 1,707,275
NET ASSETS - 100% $ 84,583,682
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $26,323,225 or 31.8% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NHYM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 82,876,407 $ – $ 82,876,407
Total $ – $ 82,876,407 $ – $ 82,876,407
a

Portfolio of Investments June 30, 2025
NUMI
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.9%
MUNICIPAL BONDS - 97.9%
ALABAMA - 1.2%
$ 340,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024B, (Mandatory Put 9/01/32)
5.000% 10/01/55 $ 358,166
110,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250 10/01/42 114,740
250,000 Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025B, (Mandatory Put
1/01/33)
5.250 03/01/55 261,336
TOTAL ALABAMA 734,242
ARIZONA - 0.4%
110,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2018 5.000 07/01/42 111,242
100,000 Phoenix, Arizona, General Obligation Bonds, Various Purpose
Series 2024A
5.000 07/01/39 109,202
TOTAL ARIZONA 220,444
CALIFORNIA - 15.5%
340,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024A, (Mandatory Put
4/01/32)
5.000 05/01/54 358,459
200,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025B
5.000 11/01/32 213,215
100,000 California Educational Facilities Authority, Revenue Bonds,
Chapman University,  Refunding Series 2025A
5.000 04/01/42 105,340
150,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A
4.000 11/15/42 137,146
100,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2016A
4.000 10/01/47 86,165
100,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Academy of Motion Picture Arts and Sciences
Obligated Group, Series 2015A
4.000 11/01/45 91,648
250,000 (a) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Green
Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)
9.500 01/01/65 237,051
250,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building, Series
2025
5.000 05/15/40 271,604
150,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5.000 12/31/34 151,793
125,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.250 11/01/41 118,425
250,000 (b) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2020A,
(AMT), (Mandatory Put 9/01/25)
3.950 10/01/45 250,013
615,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2024
5.000 09/01/43 652,178
560,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5.000 03/01/37 625,830
500,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.250 12/01/56 479,927
750,000 Eastern Municipal Water District Community Facilities District
2018-80 Willow Springs, California, Special Tax Bonds Series
2025
5.000 09/01/50 742,673
500,000 Foothill-De Anza Community College District, Santa Clara
County, California, General Obligation Bonds, Refunding Series
2016
4.000 08/01/40 485,379
500,000 (b) Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Variable Rate Demand, Series 2021A-2,
(Mandatory Put 6/30/25)
3.150 07/01/51 500,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 800,000 Moreno Valley Unified School District, Riverside County,
California, General Obligation Bonds, Election of 2024 Series
2025A - BAM Insured
5.250% 08/01/42 $ 868,963
250,000 Peralta Community College District, Alameda County, California,
General Obligation, Refunding Series 2025
5.000 08/01/38 278,427
165,000 Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C, (AMT)
5.000 07/01/34 169,180
250,000 San Diego Public Facilities Financing Authority, California, Lease
Revenue Bonds, Capital Improvement Projects, Series 2015A
5.000 10/15/44 250,209
320,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Governmental
Purpose Series 2016C
5.000 05/01/46 320,881
270,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5.000 05/01/37 276,574
500,000 San Francisco City and County Public Utilities Commission,
California, Water Revenue Bonds, Refunding Green Sub Series
2025A
5.000 11/01/47 519,763
200,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5.250 01/15/49 200,028
800,000 University of California, General Revenue Bonds, Limited Project
Series 2016K
4.000 05/15/46 736,201
500,000 University of California, General Revenue Bonds, Series 2025CC 5.000 05/15/42 534,432
TOTAL CALIFORNIA 9,661,504
COLORADO - 5.5%
310,000 Adams and Arapahoe Counties Joint School District 28J, Aurora,
Colorado, General Obligation Bonds, Series 2025
5.500 12/01/37 361,199
185,000 Adams and Arapahoe Counties Joint School District 28J, Aurora,
Colorado, General Obligation Bonds, Series 2025
5.500 12/01/38 213,231
190,000 Adams and Arapahoe Counties Joint School District 28J, Aurora,
Colorado, General Obligation Bonds, Series 2025
5.500 12/01/39 217,033
990,000 Adams County School District 14, Colorado, General Obligation
Bonds, Series 2025
5.500 12/01/44 1,070,016
500,000 CCP Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2024
5.000 12/01/53 470,286
280,000 Cherry Creek School District 5,  Arapahoe County, Colorado,
General Obligation Bonds, Series 2024
5.250 12/15/41 305,709
100,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018B
5.000 12/01/48 10 0,054
500,000 Denver School District 1, Colorado, General Obligation Bonds,
Series 2025C
5.500 12/01/46 539,147
180,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
4.000 07/15/35 178,553
TOTAL COLORADO 3,455,228
DELAWARE - 0.3%
200,000 Delaware Transportation Authority, Revenue Bonds, US 301
Project, Series 2015
5.000 06/01/45 200,041
TOTAL DELAWARE 200,041
DISTRICT OF COLUMBIA - 2.0%
300,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Subordinate Lien Green Series 2022B
5.000 10/01/47 305,247
200,000 District of Columbia, General Obligation Bonds, Series 2016A 5.000 06/01/41 200,764
250,000 District of Columbia, General Obligation Bonds, Series 2024A 5.000 08/01/37 275,363
110,000 District of Columbia, Income Tax Secured Revenue Bonds, Series
2022A
5.500 07/01/47 115,683
305,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail Capital Appreciation,
Second Senior Lien Series 2010B
6.500 10/01/44 324,460
TOTAL DISTRICT OF COLUMBIA 1,221,517

Portfolio of Investments June 30, 2025
(continued)
NUMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA - 5.0%
$ 245,000 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series
2015
4.000% 09/01/45 $ 219,192
150,000 Fort Lauderdale, Florida, Water and Sewer Revenue Bonds,
Prospect Lake Water Treatment Plant Project Series 2023B
5.000 09/01/39 161,084
500,000 (a) Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Assessment
Area Two Phase 1 Project, Series 2025A-1
5.000 05/01/45 479,984
250,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2017B, (AMT)
5.000 10/01/40 250,219
250,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Series
2025A, (AMT)
5.500 10/01/55 257,091
150,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2018
5.000 07/01/43 152,455
505,000 (a) Miromar Lakes Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding Series
2025
5 .000 05/01/35 532,312
500,000 Orlando Utilities Commission, Florida, Utility System Revenue
Bonds, Series 2025A
5.000 10/01/45 518,390
440,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1
5.000 10/01/35 453,633
120,000 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice , Inc. Project,
Refunding Series 2018B
5.000 03/15/42 120,257
TOTAL FLORIDA 3,144,617
GEORGIA - 1.2%
100,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project,
Series 2017D
4.125 11/01/45 88,017
155,000 Carroll City-County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Tanner Medical Center, Inc. Project,
Series 2015
4.000 07/01/45 140,268
300,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A
5.000 04/01/47 298,754
100,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2015A
5.500 07/01/60 100,011
100,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2019A - BAM Insured
5.000 01/01/49 99,939
TOTAL GEORGIA 726,989
GUAM - 0.4%
265,000 Guam Power Authority, Revenue Bonds, Refunding Series 2022A 5.000 10/01/42 269,087
TOTAL GUAM 269,087
HAWAII - 0.2%
100,000 Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Senior Series 2019A
5.000 07/01/44 101,665
TOTAL HAWAII 101,665
IDAHO - 0.7%
480,000 Idaho Housing & Finance Association, Idaho, Sales Tax Revenue
Bonds, Transportation Expansion & Congestion Mitigation Fund,
Series 2025A
4.000 08/15/50 419,061
TOTAL IDAHO 419,061
ILLINOIS - 5.1%
100,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6.000 04/01/46 101,432
185,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5.000 04/01/38 191,804
145,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A
7.000 12/01/44 145,745
100,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2017B
5.000 01/01/39 100,821
275,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5.500 01/01/35 285,448
105,000 Chicago, Illinois, Water Revenue Bonds, Second Lien Refunding
Series 2024A
5.000 11/01/35 114,522

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 250,000 Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2019, (Mandatory Put 10/01/29)
2.450% 10/01/39 $ 232,461
250,000 Illinois State, General Obligation Bonds, May Series 2018A 5.000 05/01/43 250,536
720,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025B
5.000 06/15/40 755,126
195,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2020A
5.000 01/01/45 196,825
50,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
5.000 01/01/46 50,580
330,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5.000 06/15/57 318,258
100,000 Schaumburg, Illinois, General Obligation Bonds, Refunding
Series 2013A
4.000 12/01/41 93,687
300,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5.500 04/01/48 311,314
TOTAL ILLINOIS 3,148,559
INDIANA - 1.9%
250,000 (b) Indiana Finance Authority, Economic Development Revenue
Bonds, Republic Service, Inc. Project, Series 2012, (AMT),
(Mandatory Put 9/02/25)
3.950 05/01/28 250,064
250,000 Indiana Finance Authority, State Revolving Fund Program Bonds,
Green Series 2025C
5.000 02/01/40 270,255
170,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Ad Valorem Property Tax Funded Project Series
2023D
6.000 02/01/43 188,977
500,000 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Series 2008, (Mandatory Put
6/21/35)
4.200 06/01/44 499,842
TOTAL INDIANA 1,209,138
KENTUCKY - 1.5%
150,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
4.000 12/01/41 137,597
275,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 01/01/45 274,683
500,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 132, Series 2025A
5.000 04/01/41 526,783
TOTAL KENTUCKY 939,063
LOUISIANA - 0.6%
170,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3.500 11/01/32 163,738
100,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015, (Pre-refunded 5/15/25)
4.250 05/15/40 96,246
120,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5.000 05/15/47 119,926
TOTAL LOUISIANA 379,910
MARYLAND - 0.5%
205,000 Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2025A
5.250 07/01/52 208,615
90,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System Issue,
Series 2017B
4.000 07/01/39 87,145
TOTAL MARYLAND 295,760

Portfolio of Investments June 30, 2025
(continued)
NUMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS - 3.4%
$ 250,000 Boston, Massachusetts, General Obligation Bonds, Series 2025A 5.000% 02/01/37 $ 279,524
250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Amherst College, Series 2025A, (Mandatory Put 11/01/35)
5.000 11/01/55 283,570
155,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berklee College of Music, Series 2016
5.000 10/01/46 154,223
250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Smith College, Series 2025
4.000 07/01/45 228,943
135,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Issue Series 2025N-1
5.250 07/01/50 136,480
500,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2016E
4.000 04/01/46 452,573
300,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2016J
4.000 12/01/39 293,544
125,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2024A
5.000 01/01/54 127,435
160,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2015A
5.000 06/01/45 159,993
TOTAL MASSACHUSETTS 2,116,285
MICHIGAN - 5.2%
250,000 Howell Public Schools, Livingston County, Michigan, General
Obligation Bonds, School Building and Site Series 2025II
5.000 05/01/40 265,245
245,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford
Health System, Refunding Series 2016
5.000 11/15/41 245,098
250,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5.000 06/01/40 253,183
330,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2016-I
5.000 04/15/41 332,901
1,500,000 (b) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Series 2023I, (Mandatory Put 7/07/25)
2.020 04/15/58 1,500,000
450,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds, I-75
Improvement Project, Series 2018, (AMT)
5.000 12/31/43 445,119
200,000 Oakland University, Michigan, General Revenue Bonds, Series
2016
5.000 03/01/47 195,614
TOTAL MICHIGAN 3,237,160
MINNESOTA - 0.9%
500,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025B, (Mandatory Put 5/15/32)
5.000 11/15/55 549,490
TOTAL MINNESOTA 549,490
MISSOURI - 1.7%
100,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
5.000 11/15/45 99,997
780,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Anthony's Medical Center, Series
2015B
4.000 02/01/40 728,424
200,000 North Kansas City School District 74, Missouri, General
Obligation Bonds, Direct Deposit Program, Series 2025
5.000 03/01/44 209,999
TOTAL MISSOURI 1,038,420
NEBRASKA - 0.8%
500,000 Central Plains Energy Project, Nebraska, Gas Supply Revenue
Bonds, Refunding Series 2025A Subseries 2025A-1, (Mandatory
Put 8/01/31)
5.000 08/01/55 529,491
TOTAL NEBRASKA 529,491
NEVADA - 1.0%
100,000 (a),(b) Director of the State of Nevada Department of Business and
Industry, Solid Waste Disposal Revenue Bonds, Republic Services
Inc., Variable Rate Demand Series 2001, (AMT), (Mandatory Put
12/01/25)
3.950 12/01/26 100,024
100,000 Las Vegas Redevelopment Agency, Nevada, Tax Increment
Revenue Bonds, Refunding Series 2016
5.000 06/15/40 100,002
250,000 Las Vegas Valley Water District, Nevada, General Obligation
Bonds, Limited Tax Water Improvement Series 2025A
5.000 06/01/41 267,751

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 140,000 Las Vegas Valley Water District, Nevada, General Obligation
Bonds, Limited Tax Water Refunding Series 2024A
5.000% 06/01/39 $ 151,557
TOTAL NEVADA 619,334
NEW JERSEY - 3.6%
150,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
4.000 07/01/34 146,825
250,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5.000 10/01/37 251,761
500,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2025A, (Mandatory Put 7/01/31)
5.000 07/01/64 549,955
375,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Refunding Series
2016A
4.000 07/01/41 352,129
250,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5.000 07/01/39 271,640
150,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5.250 06/15/41 150,005
500,000 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series
2016A
5.000 01/01/34 505,098
TOTAL NEW JERSEY 2,227,413
NEW YORK - 10.3%
150,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5.000 08/01/32 153,405
410,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5.000 08/01/33 417,693
150,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2015A
5.000 07/01/45 150,046
250,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2018A
5.000 03/15/35 254,340
500,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5.000 02/15/42 502,737
200,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017
5.000 09/01/47 200,075
500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2019A-2
5.000 11/15/45 497,544
485,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Queens Baseball
Stadium Project, Refunding Series 2021A - AGM Insured
3.000 01/01/33 461,170
125,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2013 Series BB
4.000 06/15/47 107,625
225,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2019 Series DD-1
5.000 06/15/49 227,374
250,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2025 Series AA-2
5.000 06/15/49 256,166
250,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025F-1
5.000 11/01/37 274,775
500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5.000 11/01/42 525,649
130,000 New York City, New York, General Obligation Bonds, Fiscal 2017
Series A-1
4.000 08/01/39 123,259
300,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series F-1
5.000 04/01/43 302,573
500,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5.000 11/15/44 489,526
115,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding Green
Series 2022A-CL2
3.125 09/15/50 82,608

Portfolio of Investments June 30, 2025
(continued)
NUMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 400,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2025B-2, (Mandatory
Put 5/01/29)
3.600% 11/01/64 $ 400,945
20,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A
5.000 01/01/46 19,974
200,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
2.500 10/31/31 172,818
250,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5.500 06/30/43 259,802
130,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5.000 12/01/38 134,801
250,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4.000 10/01/30 245,804
100,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2
5.500 05/15/52 104,603
70,000 Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A
5.250 12/01/54 72,294
TOTAL NEW YORK 6,437,606
OHIO - 2.8%
100,000 American Municipal Power Inc., Ohio, Combined Hydroelectric
Projects Revenue Bonds, Green Series 2016A
5.000 02/15/46 100,082
200,000 American Municipal Power, Inc., Ohio, Greenup Hydroelectric
Project Revenue Bonds, Refunding Series 2016A
5.000 02/15/41 200,492
250,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A, (AMT)
5.000 01/01/40 254,454
250,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A, (AMT)
5.500 01/01/55 258,213
250,000 Norwood, Ohio, Special Obligation Revenue Bonds, Rookwood
Exchange Project, Refunding Series 2025
5.000 12/01/35 255,210
185,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Refunding Series 2014A
4.000 01/15/44 163,265
500,000 Toledo Lucas County Public Library, Ohio, General Obligation
Bonds, Library Improvement Series 2025A
5.000 12/01/47 512,662
TOTAL OHIO 1,744,378
OKLAHOMA - 1.7%
500,000 Oklahoma County, Oklahoma, Finance Authority, Educational
Facilities Lease Revenue Bonds, Choctaw-Nicoma Park Public
Schools Project, Series 2023
5.000 09/01/41 514,857
250,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2025B
4.875 09/01/45 249,907
500,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2024C 0.050 10/01/37 303,572
TOTAL OKLAHOMA 1,068,336
OREGON - 0.3%
285,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025A
0.000 06/15/37 170,637
TOTAL OREGON 170,637
PENNSYLVANIA - 4.1%
160,000 Delaware County Authority, Pennsylvania, Revenue Bonds,
Villanova University, Series 2015
4.000 08/01/40 154,802
250,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5.000 09/01/43 250,748
500,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2025A
5.000 11/15/42 501,234

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 150,000 Northampton County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health Network
Project, Series 2016A
5.000% 08/15/46 $ 146,082
125,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5.500 06/30/37 134,092
280,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5.500 06/30/38 297,428
200,000 (a),(b) Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Core Natural Resources Inc.,
Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5.450 01/01/51 204,298
310,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2015
4.000 08/15/45 275,132
400,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2016A-1
5.000 12/01/46 397,559
175,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998
General Ordinance, Seventeenth Series 2024A
5.000 08/01/44 179,164
TOTAL PENNSYLVANIA 2,540,539
PUERTO RICO - 0.4%
250,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 235,398
TOTAL PUERTO RICO 235,398
SOUTH CAROLINA - 0.9%
250,000 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc , Series 2025B-2,
(Mandatory Put 11/01/32)
5.000 11/01/49 265,297
85,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A
5.000 12/01/50 84,995
105,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A
5.000 12/01/38 105,071
100,000 South Carolina State Ports Authority, Revenue Bonds, Series
2018, (AMT)
5.000 07/01/37 101,801
TOTAL SOUTH CAROLINA 557,164
SOUTH DAKOTA - 0.2%
150,000 South Dakota Conservancy District, Revenue Bonds, State
Revolving Fund Program, Series 2020
5.000 08/01/42 154,749
TOTAL SOUTH DAKOTA 154,749
TENNESSEE - 1.6%
250,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
4.000 08/01/44 217,387
250,000 Shelby County, Tennessee, General Obligation Bonds, Public
Improvement & School Series 2025A
5.000 04/01/39 271,631
250,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2025-1A
4.900 07/01/45 249,099
250,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5.625 09/01/26 254,509
TOTAL TENNESSEE 992,626
TEXAS - 9.3%
105,000 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Forward Delivery Series 2023
5.000 11/15/43 108,434
100,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023
5.000 02/01/43 103,578
210,000 Cypress-Fairbanks Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding School Building
Series 2016
4.000 02/15/39 203,203
250,000 Dallas Independent School District, Dallas County, Texas, General
Obligation Bonds, Refunding & School Building Series 2025B
5.000 02/15/43 261,163
160,000 Denton, Texas, Certificates of Obligation, Series 2024 5.000 02/15/40 169,605

Portfolio of Investments June 30, 2025
(continued)
NUMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 250,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5.500% 07/15/35 $ 261,382
500,000 Leander Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, Refunding & School
Building Series 2025A
5.000 08/15/39 543,530
135,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2023A - AGM Insured
5.250 05/15/53 138,081
240,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2024 - AGM Insured
5.000 05/15/41 250,453
250,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2025
5.000 05/15/43 258,102
200,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Westminster Project,
Series 2025
5.000 11/01/40 203,539
500,000 North East Regional Mobility Authority, Texas, Revenue Bonds,
Senior Lien Series 2016A
5.000 01/01/46 489,854
305,000 Round Rock Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, School Building
Series 2025B
5.000 08/01/41 324,360
190,000 Spring Branch Independent School District, Harris County, Texas,
General Obligation Bonds, Schoolhouse Series 2022
5.000 02/01/42 197,262
500,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Scott & White Healthcare Project,
Series 2016A
4.000 11/15/36 496,385
35,000 Texas A&M University, Financing System Revenue Bonds, Series
2022
5.000 05/15/28 37,272
145,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.500 06/30/43 148,256
150,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 12/31/34 148,148
195,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 12/31/36 187,826
295,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 12/31/39 270,853
250,000 Texas State University System, Financing Revenue Bonds,
Refunding Series 2024
5.000 03/15/43 259,665
115,000 Texas State, General Obligation Bonds, Refunding Water
Financial Assistance Bonds, Series 2022B
5.000 08/01/39 115,023
400,000 Texas State, General Obligation Bonds, Refunding Water
Financial Assistance Series 2021B
4.000 08/01/31 400,276
190,000 Trinity River Authority, Texas, Regional Wastewater System
Revenue Bonds, Refunding & Improvement Series 2024
5.000 08/01/39 205,198
TOTAL TEXAS 5,781,448
UTAH - 0.6%
100,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2017A, (AMT)
5.000 07/01/42 99,633
260,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Subordinate Series 2024
5.000 06/15/39 282,270
TOTAL UTAH 381,903
VERMONT - 0.8%
500,000 Vermont Municipal Bond Bank, Local Investment Bonds, Series
2025-1
5.000 12/01/50 509,061
TOTAL VERMONT 509,061

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA - 2.0%
$ 250,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Series 2024B
5.000% 07/01/45 $ 260,702
170,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4.625 07/01/50 162,626
165,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 07/01/37 168,828
105,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
4.000 07/01/40 95,308
500,000 Virginia Transportation Board, Transportation Revenue Bonds,
Capital Projects, Refunding Series 2024
5.000 05/15/38 548,996
TOTAL VIRGINIA 1,236,460
WASHINGTON - 3.2%
275,000 Grant County Public Hospital District 1, Washington, General
Obligation Bonds, Samaritan Healthcare, Series 2023
5.500 12/01/37 293,571
105,000 Highline School District No. 401, King County, Washington,
General Obligation Bonds, Series 2023
5 .000 12/01/39 112,163
310,000 Highline School District No. 401, King County, Washington,
General Obligation Bonds, Series 2025
5.000 12/01/37 344,124
120,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015B
4.000 08/15/39 112,485
250,000 Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Cancer Center Alliance, Series 2020
5.000 09/01/45 250,595
125,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/37 125,088
100,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5.000 07/01/35 102,366
250,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5.000 07/01/48 242,317
410,000 Washington State, General Obligation Bonds, Various Purpose,
Group 3 Series 2025C
5.000 02/01/44 430,364
TOTAL WASHINGTON 2,013,073
WEST VIRGINIA - 0.3%
215,000 West Virginia Water Development Authority, Infrastructure
Refunding Revenue Bonds, West Virginia Infrastructure and Jobs
Development Council Program, Series 2016A
4.000 10/01/41 198,811
TOTAL WEST VIRGINIA 198,811
WISCONSIN - 0.8%
300,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5.000 02/01/62 281,827
250,000 Public Finance Authority of Wisconsin, Revenue Bonds, Triad
Educational Services, Inc. Math & Science Academy, Series 2025
5.500 06/15/55 247,811
TOTAL WISCONSIN 529,638
TOTAL MUNICIPAL BONDS
(cost $62,200,156) 60,996,245
TOTAL LONG-TERM INVESTMENTS
(cost $62,200,156) 60,996,245
OTHER ASSETS & LIABILITIES, NET - 2.1% 1,313,393
NET ASSETS - 100% $ 62,309,638
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $2,523,121 or 4.1% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Portfolio of Investments June 30, 2025
(continued)
NUMI

include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NUMI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 60,996,245 $ – $ 60,996,245
Total $ – $ 60,996,245 $ – $ 60,996,245
a